Consolidated Schedule of Investments
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–88.98%
Brazil–7.93%
Ambev S.A.	61,408,102	$136,644,007
Banco do Brasil S.A.	26,991,028	94,958,211
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	5,015,389	21,962,004
Localiza Rent a Car S.A.	6,623,580	40,963,037
Lojas Renner S.A.	18,561,332	53,931,632
Petroleo Brasileiro S.A., ADR	12,644,649	161,092,828
Raia Drogasil S.A.	29,540,099	71,060,198
Telefonica Brasil S.A.	6,937,477	39,001,666
Vale S.A., ADR	32,331,567	308,119,834
WEG S.A.	324,526	2,150,737
		929,884,154
Chile–0.56%
Antofagasta PLC	2,071,746	51,092,581
Banco de Chile	102,474,013	14,116,108
		65,208,689
China–25.12%
Airtac International Group	1,861,000	52,929,654
Alibaba Group Holding Ltd.	14,088,002	211,809,804
Alibaba Group Holding Ltd., ADR	788,195	95,079,963
Autohome, Inc., ADR	131,957	3,574,715
China Resources Beer (Holdings) Co. Ltd.	12,131,863	40,337,120
ENN Energy Holdings Ltd.	2,050,343	16,710,327
Full Truck Alliance Co. Ltd., ADR	6,112,182	70,595,702
Gree Electric Appliances, Inc. of Zhuhai	11,249,070	71,271,084
H World Group Ltd.	125,900	392,959
H World Group Ltd., ADR	14,666,911	457,900,961
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	48,034,008	182,853,119
JD.com, Inc., A Shares	16,223,499	255,713,700
Jiangsu Hengrui Pharmaceuticals Co. Ltd.(a)	13,435,311	134,952,137
NetEase, Inc.	3,706,859	96,905,595
NetEase, Inc., ADR	1,250,866	162,987,840
New Horizon Health Ltd.(a)(b)(c)	27,463,500	6,997,070
Tencent Holdings Ltd.	14,476,231	1,013,512,743
Tencent Music Entertainment Group, ADR	871,839	18,299,901
Tingyi Cayman Islands Holding Corp.	9,278,523	13,716,097
Vipshop Holdings Ltd., ADR	2,663,643	40,194,373
		2,946,734,864
Denmark–0.26%
Zealand Pharma A/S(a)	579,188	29,965,935
Hong Kong–2.63%
AIA Group Ltd.	32,436,965	302,447,633
Jardine Matheson Holdings Ltd.	123,039	6,681,185
		309,128,818
Hungary–0.23%
Richter Gedeon Nyrt	904,071	27,111,336
Shares		Value
India–12.72%
Bajaj Finserv Ltd.	525,970	$11,638,428
Cholamandalam Investment and Finance Co. Ltd.	49,927	818,483
Delhivery Ltd.(a)	1,375,037	6,647,331
DLF Ltd.	1,312	11,669
Havells India Ltd.	1,264,847	21,603,241
HCL Technologies Ltd.	1,180,546	19,679,823
HDFC Bank Ltd.	21,627,119	496,305,576
ICICI Bank Ltd.	10,262,427	172,812,023
Infosys Ltd.	250,263	4,256,210
Kotak Mahindra Bank Ltd.	18,493,747	416,670,436
Mahindra & Mahindra Ltd.	104,350	3,801,322
Pine Labs Ltd. (Acquired 09/09/2021; Cost $49,999,780)(c)(d)	134,098	72,038,045
Power Grid Corp. of India Ltd.	5,869,242	19,402,348
Shriram Finance Ltd.	2,617,770	18,748,713
Swiggy Ltd.(a)	13,899,337	63,733,863
Tata Consultancy Services Ltd.	4,753,040	163,915,436
		1,492,082,947
Indonesia–2.55%
PT Astra International Tbk	20,078,313	6,206,617
PT Bank Central Asia Tbk	495,605,911	248,395,429
PT Bank Rakyat Indonesia (Persero) Tbk	155,495,784	34,820,242
PT Telkom Indonesia (Persero) Tbk	58,866,774	10,336,708
		299,758,996
Luxembourg–0.61%
Zabka Group S.A.(a)	12,983,052	71,725,782
Macau–0.31%
Sands China Ltd.	14,842,761	35,930,872
Mexico–3.68%
Arca Continental S.A.B. de C.V.	1,000,462	10,427,291
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	23,147,534	208,971,986
Grupo Mexico S.A.B. de C.V., Class B	33,959,718	212,579,014
		431,978,291
Peru–1.63%
Credicorp Ltd.	804,752	190,726,224
Philippines–0.93%
SM Investments Corp.	7,835,549	109,516,863
Portugal–0.89%
Galp Energia SGPS S.A.	5,470,020	104,451,313
Russia–0.00%
Sberbank of Russia PJSC(c)	4,942,538	5
Saudi Arabia–0.28%
Saudi National Bank (The)	3,314,425	33,074,955
Singapore–0.63%
Grab Holdings Ltd., Class A(a)	15,069,582	73,690,256
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
South Africa–2.90%
Anglo American PLC	7,551,513	$212,485,171
FirstRand Ltd.	20,052,245	85,153,017
Naspers Ltd.	3,424	1,056,927
Valterra Platinum Ltd.	919,210	41,281,639
		339,976,754
South Korea–6.57%
Hyundai Mobis Co. Ltd.	149,520	31,551,653
KB Financial Group, Inc.	561,652	44,622,217
LG H&H Co. Ltd.	30,900	7,004,295
NAVER Corp.	459,643	77,355,670
Samsung E&A Co. Ltd.	433,784	8,225,480
Samsung Electronics Co. Ltd.	10,968,696	559,007,944
Samsung Electronics Co. Ltd., Preference Shares	770,451	31,722,894
Samsung Fire & Marine Insurance Co. Ltd.	30,456	9,614,634
SK hynix, Inc.	9,138	1,771,089
		770,875,876
Taiwan–17.19%
Delta Electronics, Inc.	71,000	1,337,505
Globalwafers Co. Ltd.	667,000	7,571,124
Hon Hai Precision Industry Co. Ltd.	22,999,000	135,245,148
Largan Precision Co. Ltd.	1,546,000	121,257,631
MediaTek, Inc.	4,189,000	189,697,041
Taiwan Semiconductor Manufacturing Co. Ltd.	38,326,429	1,475,538,869
Uni-President Enterprises Corp.	7,804,000	20,596,810
Voltronic Power Technology Corp.(a)	1,148,919	45,129,010
Yageo Corp.	1,140,000	20,031,667
		2,016,404,805
Thailand–0.41%
Bangkok Bank PCL, Foreign Shares	4,382,218	19,807,926
Kasikornbank PCL, Foreign Shares	5,612,830	27,754,529
SCB X PCL, Foreign Shares	224	865
		47,563,320
United Arab Emirates–0.26%
Americana Restaurants International PLC	53,556,544	30,924,760
Shares		Value
United States–0.69%
EPAM Systems, Inc.(a)	513,258	$80,945,919
Laureate Education, Inc., Class A(a)	134	3,029
		80,948,948
Total Common Stocks & Other Equity Interests (Cost $6,707,656,706)		10,437,664,763
Exchange-Traded Funds–7.19%
Multinational–4.79%
iShares Core MSCI Emerging Markets ETF	4,656,474	280,925,076
iShares MSCI Emerging Markets ETF	5,783,662	280,854,627
		561,779,703
United States–2.40%
Vanguard FTSE Emerging Markets ETF	5,643,874	281,064,925
Total Exchange-Traded Funds (Cost $837,788,068)		842,844,628
Preferred Stocks–0.86%
China–0.39%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $46,557,720)(c)(d)	1,021,895	45,780,896
India–0.47%
Pine Labs Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(c)(d)	103,185	55,431,443
Total Preferred Stocks (Cost $96,558,076)		101,212,339
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(f)	58,623,706	58,623,706
Invesco Treasury Portfolio, Institutional Class, 4.23%(e)(f)	108,872,597	108,872,597
Total Money Market Funds (Cost $167,496,303)		167,496,303
TOTAL INVESTMENTS IN SECURITIES—98.46% (Cost $7,809,499,153)		11,549,218,033
OTHER ASSETS LESS LIABILITIES–1.54%		181,200,237
NET ASSETS–100.00%		$11,730,418,270
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
Pfd.	– Preferred
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Restricted security. The aggregate value of these securities at July 31, 2025 was $173,250,384, which represented 1.48% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$103,111,408	$1,716,707,562	$(1,761,195,264)	$-	$-	$58,623,706	$2,599,503
Invesco Treasury Portfolio, Institutional Class	191,550,628	3,188,171,186	(3,270,849,217)	-	-	108,872,597	4,793,086
Investments in Other Affiliates:
H World Group Ltd., ADR*	905,244,592	-	(356,472,603)	(249,366,722)	158,495,694	457,900,961	19,895,026
New Horizon Health Ltd.*	13,130,578	-	(360,716)	(118,704)	(5,654,088)	6,997,070	-
Total	$1,213,037,206	$4,904,878,748	$(5,388,877,800)	$(249,485,426)	$152,841,606	$632,394,334	$27,287,615

*	At July 31, 2025, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI Emerging Markets Index	662	September-2025	$40,987,730	$167,241	$167,241

(a)	Futures contracts collateralized by $1,668,700 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$929,884,154	$—	$—	$929,884,154
Chile	14,116,108	51,092,581	—	65,208,689
China	983,585,592	1,956,152,202	52,777,966	2,992,515,760
Denmark	—	29,965,935	—	29,965,935
Hong Kong	—	309,128,818	—	309,128,818
Hungary	—	27,111,336	—	27,111,336
India	—	1,420,044,902	127,469,488	1,547,514,390
Indonesia	—	299,758,996	—	299,758,996
Luxembourg	—	71,725,782	—	71,725,782
Macau	—	35,930,872	—	35,930,872
Mexico	431,978,291	—	—	431,978,291
Multinational	561,779,703	—	—	561,779,703
Peru	190,726,224	—	—	190,726,224
Philippines	—	109,516,863	—	109,516,863
Portugal	—	104,451,313	—	104,451,313
Russia	—	—	5	5
Saudi Arabia	—	33,074,955	—	33,074,955
Singapore	73,690,256	—	—	73,690,256
South Africa	—	339,976,754	—	339,976,754
South Korea	—	770,875,876	—	770,875,876
Taiwan	—	2,016,404,805	—	2,016,404,805
Thailand	—	47,563,320	—	47,563,320
United Arab Emirates	—	30,924,760	—	30,924,760
United States	362,013,873	—	—	362,013,873
Money Market Funds	167,496,303	—	—	167,496,303
Total Investments in Securities	3,715,270,504	7,653,700,070	180,247,459	11,549,218,033
Other Investments - Assets*
Futures Contracts	167,241	—	—	167,241
Total Investments	$3,715,437,745	$7,653,700,070	$180,247,459	$11,549,385,274

*	Unrealized appreciation.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
Invesco Developing Markets Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2025:
	Value 10/31/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 07/31/25
Preferred Stocks	$107,560,291	$—	$(18,872,256)	$—	$—	$12,524,304	$—	$—	$101,212,339
Common Stocks & Other Equity Interests	82,309,993	—	(360,717)	—	(5,654,088)	2,739,932	—	—	79,035,120
Total	$189,870,284	$—	$(19,232,973)	$—	$(5,654,088)	$15,264,236	$—	$—	$180,247,459
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 07/31/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Preferred Stocks	$101,212,339	Expected Recovery	Anticipated Proceeds	$44.80 per share	-
Common Stocks & Other Equity Interests	79,035,120	Comparable Companies	Revenue Multiple	20x	-
Total	$180,247,459
Invesco Developing Markets Fund